Goodwill and other intangible assets and liabilities - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Goodwill [Line Items]
Share price, percentage decrease	43.00%
Share price	$ 5.90			$ 10.34
Share price, weighted average, percentage decrease	(34.00%)
Share price, weighted average	$ 7.96			$ 12.04
Loss on impairment of goodwill	$ 563	$ 0	$ 0
Remaining economic lives of underlying assets			30 years
Weighted average cost of capital (as percent)			10.00%
Lower range of amortization life of unfavorable contracts		2 years
Upper range of amortization life of unfavorable contracts		5 years
Amortization life of unfavorable contracts		5 years
Noncontrolling Interest | Floaters
Goodwill [Line Items]
Loss on impairment of goodwill	$ 95